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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008         =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___ JANUARY 5, 2009                       =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      50                          =
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Form 13F Information Table Value Total:        $99,702                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AFLAC INC                      COM              001055102     3477    =
75845 SH       DEFINED                     0        0    75845
ABBOTT LABORATORIES            COM              002824100     4866    =
91170 SH       DEFINED                     0        0    91170
AMEDISYS INC                   COM              023436108      962    =
23280 SH       DEFINED                     0        0    23280
AMETEK INC (NEW)               COM              031100100     1203    =
39830 SH       DEFINED                     0        0    39830
AMGEN INC                      COM              031162100     3572    =
61850 SH       DEFINED                     0        0    61850
AMPHENOL CORP CL A             COM              032095101     1104    =
46040 SH       DEFINED                     0        0    46040
APPLIED INDUSTRIAL TECH INC    COM              03820C105      951    =
50240 SH       DEFINED                     0        0    50240
BUCKLE INC                     COM              118440106      747    =
34215 SH       DEFINED                     0        0    34215
CEPHALON INC                   COM              156708109      812    =
10540 SH       DEFINED                     0        0    10540
CLOROX CO                      COM              189054109     2637    =
47470 SH       DEFINED                     0        0    47470
CONOCOPHILLIPS                 COM              20825C104     2655    =
51260 SH       DEFINED                     0        0    51260
CUBIST PHARMACEUTICALS INC     COM              229678107      824    =
34090 SH       DEFINED                     0        0    34090
CURTISS WRIGHT CORP            COM              231561101     1106    =
33110 SH       DEFINED                     0        0    33110
DANAHER CORP                   COM              235851102     3577    =
63190 SH       DEFINED                     0        0    63190
DONALDSON INC                  COM              257651109     1351    =
40150 SH       DEFINED                     0        0    40150
ENSCO INTL INC                 COM              26874Q100     2089    =
73570 SH       DEFINED                     0        0    73570
GEN DYNAMICS CORP              COM              369550108     2653    =
46060 SH       DEFINED                     0        0    46060
HAWAIIAN ELECTRIC IND INC      COM              419870100      978    =
44160 SH       DEFINED                     0        0    44160
HEALTH CARE REIT INC           COM              42217K106     1144    =
27100 SH       DEFINED                     0        0    27100
HEWLETT PACKARD CORP           COM              428236103     3644   =
100400 SH       DEFINED                     0        0   100400
ITT EDUCATIONAL SVCS INC       COM              45068B109     1258    =
13240 SH       DEFINED                     0        0    13240
JOHNSON & JOHNSON              COM              478160104     3482   =
 58205 SH       DEFINED                     0        0    58205
KIRBY CORP                     COM              497266106     1010    =
36920 SH       DEFINED                     0        0    36920
KROGER COMPANY                 COM              501044101     3455   =
130810 SH       DEFINED                     0        0   130810
LUFKIN INDUSTRIES INC          COM              549764108      810    =
23475 SH       DEFINED                     0        0    23475
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1365    =
37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4947    =
79545 SH       DEFINED                     0        0    79545
NASH FINCH CO                  COM              631158102     1171    =
26090 SH       DEFINED                     0        0    26090
NEW JERSEY RES CORP            COM              646025106      810    =
20580 SH       DEFINED                     0        0    20580
NEWMARKET CORP                 COM              651587107      981    =
28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     4237    =
83070 SH       DEFINED                     0        0    83070
NORFOLK SOUTHERN CORP          COM              655844108     2677    =
56890 SH       DEFINED                     0        0    56890
NUCOR CORP                     COM              670346105     3052    =
66070 SH       DEFINED                     0        0    66070
OWENS & MINOR INC (NEW)        COM              690732102     1431   =
 38000 SH       DEFINED                     0        0    38000
PANAASONIC CORP ADR            COM              69832A205     2960   =
237950 SH       DEFINED                     0        0   237950
PERFECT WORLD CO LTD - ADR     COM              71372U104      951    =
55120 SH       DEFINED                     0        0    55120
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1310    =
45160 SH       DEFINED                     0        0    45160
PUBLIC STORAGE                 COM              74460D109     4373    =
55000 SH       DEFINED                     0        0    55000
ROCK-TENN COMPANY CL A         COM              772739207     1478    =
43230 SH       DEFINED                     0        0    43230
ROSS STORES INC.               COM              778296103     1046    =
35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     3349   =
101605 SH       DEFINED                     0        0   101605
HENRY SCHEIN INC               COM              806407102      862    =
23485 SH       DEFINED                     0        0    23485
SHANDA INTERACTIVE             COM              81941Q203     1167    =
36060 SH       DEFINED                     0        0    36060
STRYKER CORP                   COM              863667101     2366    =
59220 SH       DEFINED                     0        0    59220
SYBASE INC                     COM              871130100     1566    =
63210 SH       DEFINED                     0        0    63210
SYNIVERSE HOLDINGS INC         COM              87163F106     1222   =
102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     3357   =
163220 SH       DEFINED                     0        0   163220
TRUE RELIGION APPAREL INC      COM              89784N104      936    =
75250 SH       DEFINED                     0        0    75250
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      703    =
20075 SH       DEFINED                     0        0    20075
WARNER CHILCOTT LTC-CLASS A    COM              G9435N108     1018    =
70215 SH       DEFINED                     0        0    70215
                                                                   =
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